Goodwill and Intangibles - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) $ in Thousands	Feb. 24, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 3,253
2019	6,505
2020	6,505
2021	6,505
2022	6,505
2023 and thereafter	$ 54,623